Cost Analysis - Summary of Cost of Sales and Operating Costs Analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of sales and operating cost analysis [line items]
Total	€ 18,152	€ 16,903	€ 16,566
Total	6,461	6,222	6,315
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)	939	830	817
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)	249	221	255
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)	1,188	1,051	1,072
Continuing operations [member] | Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Raw materials and goods for resale	7,653	7,428	7,307
Employment costs (note 7)	3,155	2,869	2,725
Energy conversion costs	1,222	1,004	940
Repairs and maintenance	882	811	803
Depreciation, amortisation and impairment (i)	939	830	817
Change in inventory	(189)	(142)	(33)
Other production expenses (primarily sub-contractor costs and equipment rental)	4,490	4,103	4,007
Total	18,152	16,903	16,566
Continuing operations [member] | Operating costs [member]
Cost of sales and operating cost analysis [line items]
Selling and distribution costs	4,511	4,236	4,100
Administrative expenses	1,950	1,986	2,215
Total	€ 6,461	€ 6,222	€ 6,315